Related Party Transactions - Related Party Balances with SPD within Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Accounts receivable, net of allowances	$ 524,332	$ 475,824
Prepaid expenses and other current assets	145,236	145,413
Deferred financing costs, net, and other non-current assets	108,857	113,241
Accounts payable	169,974	155,464
Related party transaction [Member]
Related Party Transaction [Line Items]
Accounts receivable, net of allowances	7,317	8,931
Prepaid expenses and other current assets	9,161	9,775
Deferred financing costs, net, and other non-current assets	14,629	15,455
Accounts payable	$ 21,258	$ 19,273